Note 4 - Investment in Marketable Securities (Details) - Historical Cost and Estimated Fair Value of Available for Sale Securities (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Historical Cost and Estimated Fair Value of Available for Sale Securities [Abstract]
Amortized Cost	$ 6,137,249	$ 3,446,037		$ 4,442,185
Gross Unrealized Gains (losses)	(65,743)	(65,173)		74,287
Fair Value*	$ 6,071,506	$ 3,380,864	[1]	$ 4,516,472	[1]

[1]	The Company received $996,148 and $890,470 in principal repayments during the years ended December 31, 2013 and 2012, respectively